Taxes Other Than Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes Other Than Income Taxes [Abstract]
Components Of Taxes Other Than Income Taxes

	Years Ended December 31,
	2011	2010	2009

Property	$27,785	$27,314	$23,952
Capital Stock	3,559	3,458	2,989
Gross receipts, excise and franchise	10,124	10,121	8,899
Payroll	7,130	6,889	6,906
Other	6,017	5,185	5,335
	54,615	52,967	48,081
Less discontinued operations	10,927	10,645	8,515
Total taxes other than income	$43,688	$42,322	$39,566